Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [Abstract]
Revenue
(Figures in USD)	June 30, 2022 (6 Months)	June 30, 2021 (6 Months)

5	Revenue

Storage rental income	27,405,640	16,413,047
Miscellaneous income (Note 5.1)	473,092	1,282,098
Ancillary services	520,640	5,424,589
	28,399,372	23,119,734

Note 5.1

The Group has only one segment at the reporting date. Revenue generation from leasing of storage capacity of tanks and other ancillary services started in December 2017.

The commercial contracts with customers related to the Phase 1 and Phase 2 have been assigned as security against the borrowing obtained in 2020.

Miscellaneous income includes port charges of USD 473,092 that are paid by the Group to the port authority and recharged to the customers.

The revenues of the Group mainly comprise of fixed fees for storage and related services and variable fees for ancillary services provided under a contract with its customers. Accordingly, there is no cyclicality in the Group’s operations.

6	Revenue

Storage rental income Miscellaneous income (Note 6.1) Ancillary services

(Figures in USD)	2022	2021
Storage rental income	77,577,633	37,467,396
Miscellaneous income (Note 6.1)	2,039,396	1,681,878
Ancillary services	1,923,747	2,612,341
	81,540,776	41,761,615

Note 6.1

The Group has only one segment at the reporting date. Revenue generation from leasing of storage capacity of tanks and other ancillary services started in December 2017.

The commercial contracts with customers related to the Phase 1 and Phase 2 have been assigned as security against the borrowing obtained in 2020.

Miscellaneous income represents port charges of USD 2,039,396 that are paid by the Group to the port authority and recharged to the customers.

The revenues of the Group mainly comprise of fixed fees for storage and related services and variable fees for ancillary services provided under a contract with its customers. Accordingly, there is no cyclicality in the Group’s operations.

6	Revenue

Storage rental income (Note 32)	37,467,396	23,754,376
Miscellaneous income (Note 6.1)	1,681,878	1,558,887
Ancillary services	2,612,341	1,877,913
	41,761,615	27,191,176

Note 6.1

The Group has only one segment at the reporting date. Revenue generation from leasing of storage capacity of tanks and other ancillary services started in December 2017.

The commercial contracts with customers related to the Phase 1 and Phase 2 have been assigned as security against the borrowing obtained in 2020.

Miscellaneous income includes port charges of USD 1,681,878 that are paid by the Group to the port authority and recharged to the customers.

The revenues of the Group mainly comprise of fixed fees for storage and related services and variable fees for ancillary services provided under a contract with its customers. Accordingly, there is no cyclicality in the Group’s operations.

6	Revenue

Storage rental income (Note 34)	23,754,376	13,397,209
Miscellaneous income (Note 6.1)	1,558,887	1,294,829
Ancillary services	1,877,913	1,193,181
	27,191,176	15,885,219

The Group has only one segment at the reporting date. Revenue generation from leasing of storage capacity of tanks and other ancillary services started in December 2017.

The commercial contracts with customers related to the Phase 1 and Phase 2 have been assigned as security against the borrowing obtained in 2020.

Miscellaneous income represents port charges of USD 1,558,887 that are paid by the Group to the port authority and recharged to the customers.

The revenues of the Group mainly comprise of fixed fees for storage and related services and variable fees for ancillary services provided under a contract with its customers. Accordingly, there is no cyclicality in the Group’s operations.

6	Revenue

Storage rental income (Note 33)	13,397,209	5,694,418
Miscellaneous income (Note 6.1)	1,294,829	423,094
Ancillary services	1,193,181	269,836
	15,885,219	6,387,348

The Group has only one segment at the reporting date. Revenue generation from leasing of storage capacity of tanks and other ancillary services started in December 2017.

6.1: Miscellaneous income represents port charges that are paid by the Group to the port authority and recharged to the customers.

8	Revenue

Storage rental income (Note 24)	5,694,418	62,995
Miscellaneous income (Note 8.1)	423,094	Nil
Ancillary services	269,836	26,598
	6,387,348	89,593

8.1	Miscellaneous income represents port charges that are paid by the Company to the port authority and recharged to the customers.